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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 29, 2013
                                       TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for MetLife Investors USA Insurance Company will be sent to you without charge.

1. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the "Market Timing" subsection with the following:

     FREQUENT OR LARGE TRANSFERS

     We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an owner's transfers into and out of investment portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.

     Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular investment portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

     Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.


                                                                   SUPP-VIN413US

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2. PURCHASE

In the "PURCHASE" section, replace the first paragraph under "Purchase Payments" with the following:

     A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.

In the "PURCHASE" section, add the following to the end of the "Purchase Payments" subsection:

     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify you in advance if we impose restrictions on subsequent purchase payments.

          o We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

          o Certain riders have current restrictions on subsequent purchase payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and Enhanced Death Benefit," and "Restrictions on Subsequent Purchase Payments for GMIB Plus I, Lifetime Withdrawal Guarantee I, Principal Guarantee, and Principal Guarantee Value."

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

          o 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, BlackRock Money Market Portfolio, and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

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In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain
Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------

     Fixed Account
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

     Platform 2
     ----------

     AllianceBernstein Global Dynamic Allocation Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock Large Cap Core Portfolio
     ClearBridge Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Equity Income Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     Fidelity VIP Contrafund(R) Portfolio
     Franklin Income Securities Fund
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Janus Forty Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Aggressive Strategy Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Conservative Allocation Portfolio
     MetLife Conservative to Moderate Allocation Portfolio
     MetLife Moderate Allocation Portfolio
     MetLife Moderate to Aggressive Allocation Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Oppenheimer Global Equity Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

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     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign Securities Fund
     Western Asset Variable Global High Yield Bond Portfolio

     Platform 3
     ----------

     Lord Abbett Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Platform 4
     ----------

     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

In the "PURCHASE" section, add the following after the end of the "Investment Allocation Restrictions for Certain Riders" section:

     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND ENHANCED DEATH BENEFIT

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and the Enhanced Death Benefit. You still will be permitted to transfer account value among the investment portfolios available with your contract and rider. If subsequent purchase payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

     We will permit you to make a subsequent purchase payment when either of the following conditions applies to your contract: (a) your account value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your account value.

     In addition, for IRAs (including annuity contracts held under Custodial
     IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent purchase payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan.

     If your contract was issued in one of the following states, this
     ----------------------------------------------------------------
     restriction does not apply and you may continue to make subsequent purchase
     --------------------------
     payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.

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     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I, LIFETIME
     WITHDRAWAL GUARANTEE I, PRINCIPAL GUARANTEE, AND PRINCIPAL GUARANTEE VALUE

     Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB Plus I, Lifetime Withdrawal Guarantee I, Principal Guarantee, and Principal Guarantee Value. You still will be permitted to transfer account value among the investment portfolios available with your contract and rider. If subsequent purchase payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

     We will permit you to make a subsequent purchase payment when either of the following conditions applies to your contract: (a) your account value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your account value.

     In addition, for IRAs (including annuity contracts held under Custodial
     IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent purchase payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan.

     If your contract was issued in one of the following states, this
     ----------------------------------------------------------------
     restriction does not apply and you may continue to make subsequent purchase
     --------------------------
     payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, under "Certain Payments We Receive with Regard to the Investment Portfolios" replace the first sentence of the second paragraph with the following:

     Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings.

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series(R) (Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the following:

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     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Growth Fund
          American Funds Growth-Income Fund

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

     Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. serves as subadviser. The following Service Class portfolio is available under the contract:

          Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

          Franklin Income Securities Fund
          Templeton Foreign Securities Fund

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or Class II portfolios are available under the contract:

          ClearBridge Variable Appreciation Portfolio (Class I)
              (formerly Legg Mason ClearBridge Variable Appreciation Portfolio) ClearBridge Variable Equity Income Portfolio (Class II)
              (formerly Legg Mason ClearBridge Variable Equity Income Builder
               Portfolio)
          ClearBridge Variable Large Cap Value Portfolio (Class I)
              (formerly Legg Mason ClearBridge Variable Large Cap
              Value Portfolio)
          ClearBridge Variable Small Cap Growth Portfolio (Class I)
              (formerly Legg Mason ClearBridge Variable Small Cap
              Growth Portfolio)

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     LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

          Western Asset Variable Global High Yield Bond Portfolio
              (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio)

     MET INVESTORS SERIES TRUST

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio (Class B) AQR Global Risk Balanced Portfolio (Class B)
          BlackRock Global Tactical Strategies Portfolio (Class B) BlackRock Large Cap Core Portfolio (Class E)
          Clarion Global Real Estate Portfolio (Class B)
          ClearBridge Aggressive Growth Portfolio (Class B)
              (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) Invesco Balanced-Risk Allocation Portfolio (Class B)
          Invesco Comstock Portfolio (Class B)
              (formerly Van Kampen Comstock Portfolio)
          Invesco Small Cap Growth Portfolio (Class A)
          Janus Forty Portfolio (Class A)
          JPMorgan Global Active Allocation Portfolio (Class B)
          JPMorgan Small Cap Value Portfolio (Class A)
              (formerly Dreman Small Cap Value Portfolio)
          Lord Abbett Mid Cap Value Portfolio (Class B)
          Met/Franklin Low Duration Total Return Portfolio (Class B) MetLife Balanced Plus Portfolio (Class B)
          MetLife Multi-Index Targeted Risk Portfolio (Class B)
          MFS(R) Emerging Markets Equity Portfolio (Class B)
          MFS(R) Research International Portfolio (Class B)
          Morgan Stanley Mid Cap Growth Portfolio (Class B)
          Oppenheimer Global Equity Portfolio (Class B)
              (formerly Met/Templeton Growth Portfolio)
          PIMCO Inflation Protected Bond Portfolio (Class B)
          PIMCO Total Return Portfolio (Class B)
          Pioneer Fund Portfolio (Class A)

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          Pioneer Strategic Income Portfolio (Class A)
          Pyramis(R) Government Income Portfolio (Class B)
          Pyramis(R) Managed Risk Portfolio (Class B)
          Schroders Global Multi-Asset Portfolio (Class B)
          T. Rowe Price Large Cap Value Portfolio (Class B)

     METROPOLITAN SERIES FUND

     Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class E)
          BlackRock Capital Appreciation Portfolio (Class A)
              (formerly BlackRock Legacy Large Cap Growth Portfolio) BlackRock Money Market Portfolio (Class E)
          MetLife Stock Index Portfolio (Class B)
          MFS(R) Total Return Portfolio (Class F)
          MFS(R) Value Portfolio (Class A)
          Neuberger Berman Genesis Portfolio (Class B)

     METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B Asset Allocation Portfolios are available under the contract:

          MetLife Conservative Allocation Portfolio
          MetLife Conservative to Moderate Allocation Portfolio
          MetLife Moderate Allocation Portfolio
          MetLife Moderate to Aggressive Allocation Portfolio

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B MetLife Asset Allocation Program portfolio is available under the contract:

          MetLife Aggressive Strategy Portfolio

Replace the "Transfers - Market Timing" section with the following:

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the

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     investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, and Western Asset Variable Global High Yield Bond Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios

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     that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any investment portfolio and there are no arrangements in place to permit any contract owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent transfer policies established by the investment portfolio.

     In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract owner). You should read the investment portfolio prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first two paragraphs under the heading "Annuity Date" with the following:

     Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract.

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     When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the annuity date at any time before the annuity date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).

5. LIVING BENEFITS

In the "LIVING BENEFITS" section, add the following to the end of the "Facts About Guaranteed Income Benefit Riders" subsection:

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and Enhanced Death Benefit." Subsequent purchase payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB Plus I, Lifetime Withdrawal Guarantee I, Principal Guarantee, and Principal Guarantee Value."

In the "LIVING BENEFITS" section, under the "Description of GMIB Plus I" heading, replace item (8) with the following:

     (8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

               (a)  AllianceBernstein Global Dynamic Allocation Portfolio

               (b)  AQR Global Risk Balanced Portfolio

               (c)  BlackRock Global Tactical Strategies Portfolio

               (d)  BlackRock Money Market Portfolio

               (e)  Invesco Balanced-Risk Allocation Portfolio

               (f)  JPMorgan Global Active Allocation Portfolio

               (g)  MetLife Balanced Plus Portfolio

               (h)  MetLife Conservative Allocation Portfolio

               (i)  MetLife Conservative to Moderate Allocation Portfolio

               (j)  MetLife Moderate Allocation Portfolio

               (k)  MetLife Moderate to Aggressive Allocation Portfolio

               (l)  MetLife Multi-Index Targeted Risk Portfolio

               (m)  Pyramis(R) Government Income Portfolio

               (n)  Pyramis(R) Managed Risk Portfolio

               (o)  Schroders Global Multi-Asset Portfolio

In the "LIVING BENEFITS" section, add the following to the end of the "Facts About Guaranteed Withdrawal Benefit Riders" subsection:

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Lifetime Withdrawal Guarantee II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and Enhanced Death Benefit." Subsequent purchase payments under the Lifetime Withdrawal Guarantee I, Principal Guarantee, and Principal Guarantee Value riders are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB Plus I, Lifetime Withdrawal Guarantee I, Principal Guarantee, and Principal Guarantee Value."

In the "LIVING BENEFITS" section, under "Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II," add the following:

     LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue, you must make an election if you would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your annuity date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your account value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your account value on the annuity date.

     If you annuitize at the latest date permitted, you must elect one of the following options:

          (1) Annuitize the account value under the contract's annuity provisions.

          (2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

          (3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal beneficiary's death for the Joint Life version). If you (or you and your spousal beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

     If you do not select an annuity option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.

Under the "Description of the Lifetime Withdrawal Guarantee I" heading, replace the "Investment Allocation Restrictions" paragraph with the following:

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

                    (a)  AllianceBernstein Global Dynamic Allocation Portfolio

                    (b)  AQR Global Risk Balanced Portfolio

                    (c)  BlackRock Global Tactical Strategies Portfolio

                    (d)  BlackRock Money Market Portfolio

                    (e)  Invesco Balanced-Risk Allocation Portfolio

                    (f)  JPMorgan Global Active Allocation Portfolio

                    (g)  MetLife Balanced Plus Portfolio

                    (h)  MetLife Conservative Allocation Portfolio

                    (i)  MetLife Conservative to Moderate Allocation Portfolio

                    (j)  MetLife Moderate Allocation Portfolio

                    (k)  MetLife Moderate to Aggressive Allocation Portfolio

                    (l)  MetLife Multi-Index Targeted Risk Portfolio

                    (m)  Pyramis(R) Government Income Portfolio

                    (n)  Pyramis(R) Managed Risk Portfolio

                    (o)  Schroders Global Multi-Asset Portfolio

     You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."

In the "LIVING BENEFITS" section, under "Guaranteed Withdrawal Benefits - Description of the Principal Guarantee," add the following:

     PRINCIPAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue, you must make an election if you would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your annuity date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your account value.

     If you annuitize at the latest date permitted, you must elect one of the following options:

          (1) Annuitize the account value under the contract's annuity provisions.

          (2) Elect to receive the Annual Benefit Payment under the Principal Guarantee rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

     If you do not select an annuity option or elect to receive payments under the Principal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the Principal Guarantee rider.

6. DEATH BENEFIT

In the "DEATH BENEFIT" section, add the following to the end of the "Optional Death Benefit - Enhanced Death Benefit" subsection:

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced Death Benefit rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and Enhanced Death Benefit."

     ENHANCED DEATH BENEFIT RIDER AND ANNUITIZATION. Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue, you must make an election if you would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your annuity date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your account value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with the Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:

     (1)  Annuitize the account value under the contract's annuity provisions;
          or

     (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this contract at the time of purchase or the current annuity option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the owner.

     If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed annuity option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the last paragraph under the "The Separate Account" heading:

     The investment advisers to certain of the investment portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.

In the "OTHER INFORMATION" section, add the following under the "Ownership" heading:

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 842-9325 to make such changes.

8. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9. APPENDIX A - DISCONTINUED INVESTMENT PORTFOLIOS

In the list of Discontinued Investment Portfolios at the end of Appendix A:

     o Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) (closed May 1, 2011) changed its name to ClearBridge Variable Aggressive Growth Portfolio;

     o Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (closed April 28, 2008) changed its name to ClearBridge Variable All Cap Value Portfolio; and

     o Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008) changed its name to ClearBridge Variable Large Cap Growth Portfolio.

10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: 800-842-9325
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                        DISTRIBUTION              ACQUIRED      TOTAL                      NET TOTAL
                                                           AND/OR                   FUND        ANNUAL      FEE WAIVER      ANNUAL
                                           MANAGEMENT     SERVICE         OTHER    FEES AND   OPERATING   AND/OR EXPENSE  OPERATING
                                               FEE     (12B-1)FEES       EXPENSES  EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                                           ----------   -----------    ---------- ----------  -----------  --------------  ---------
AMERICAN FUNDS INSURANCE SERIES(R) -
  CLASS 2
American Funds Global Growth Fund             0.53%          0.25%      0.03%      0.00%       0.81%               -        0.81%
American Funds Growth
Fund                                          0.33%          0.25%      0.02%      0.00%       0.60%               -        0.60%
American Funds Growth-Income Fund             0.27%          0.25%      0.02%      0.00%       0.54%               -        0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS - SERVICE CLASS
Contrafund(R) Portfolio                       0.56%          0.10%      0.08%      0.00%       0.74%               -        0.74%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST - CLASS 2
Franklin Income Securities Fund               0.45%          0.25%      0.02%      0.00%       0.72%               -        0.72%
Templeton Foreign Securities Fund             0.64%          0.25%      0.15%      0.00%       1.04%               -        1.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Appreciation
  Portfolio  - Class I                        0.71%          0.00%      0.05%      0.00%       0.76%            0.00%       0.76%
ClearBridge Variable Equity Income
  Portfolio - Class II                        0.75%          0.25%      0.07%      0.00%       1.07%            0.00%       1.07%
ClearBridge Variable Large Cap Value
   Portfolio - Class I                        0.65%          0.00%      0.09%      0.00%       0.74%            0.00%       0.74%
ClearBridge Variable  Small Cap Growth
  Portfolio - Class I                         0.75%          0.00%      0.11%      0.00%       0.86%            0.00%       0.86%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST - CLASS I
Western Asset Variable Global High
   Yield Bond Portfolio                       0.70%          0.00%      0.12%      0.00%       0.82%            0.00%       0.82%
MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic
   Allocation Portfolio - Class B             0.62%          0.25%      0.04%      0.01%       0.92%            0.01%       0.91%
AQR Global Risk Balanced
  Portfolio - Class B                         0.61%          0.25%      0.12%      0.06%       1.04%            0.01%       1.03%
BlackRock Global Tactical Strategies
  Portfolio - Class B                         0.66%          0.25%      0.02%      0.21%       1.14%            0.02%       1.12%
BlackRock Large Cap Core
  Portfolio - Class E                         0.59%          0.15%      0.05%      0.00%       0.79%            0.01%       0.78%

                                                        DISTRIBUTION              ACQUIRED      TOTAL                      NET TOTAL
                                                           AND/OR                   FUND        ANNUAL      FEE WAIVER      ANNUAL
                                           MANAGEMENT     SERVICE         OTHER    FEES AND   OPERATING   AND/OR EXPENSE  OPERATING
                                               FEE     (12B-1)FEES       EXPENSES  EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                                           ----------   -----------    ---------- ----------  -----------  --------------  ---------
Clarion Global Real Estate
  Portfolio - Class B                         0.60%          0.25%      0.06%      0.00%       0.91%               -        0.91%
ClearBridge Aggressive Growth
  Portfolio - Class B                         0.61%          0.25%      0.03%      0.00%       0.89%               -        0.89%
Invesco Balanced-Risk Allocation
  Portfolio - Class B                         0.66%          0.25%      0.12%      0.06%       1.09%               -        1.09%
Invesco Comstock Portfolio - Class B          0.57%          0.25%      0.03%      0.00%       0.85%            0.02%       0.83%
Invesco Small Cap Growth
  Portfolio - Class A                         0.85%          0.00%      0.02%      0.00%       0.87%            0.01%       0.86%
Janus Forty Portfolio - Class A               0.63%          0.00%      0.03%      0.00%       0.66%            0.01%       0.65%
JPMorgan Global Active
Allocation
  Portfolio - Class B                         0.79%          0.25%      0.28%      0.00%       1.32%            0.07%       1.25%
JPMorgan Small Cap Value
  Portfolio - Class A                         0.78%          0.00%      0.06%      0.00%       0.84%            0.09%       0.75%
Lord Abbett Mid Cap Value
   Portfolio - Class B                        0.65%          0.25%      0.04%      0.06%       1.00%            0.00%       1.00%
Met/Franklin Low Duration Total
   Return Portfolio - Class B                 0.50%          0.25%      0.07%      0.00%       0.82%            0.02%       0.80%
MetLife Balanced Plus
  Portfolio - Class B                         0.25%          0.25%      0.01%      0.43%       0.94%            0.01%       0.93%
MetLife Multi-Index Targeted Risk
  Portfolio - Class B                         0.18%          0.25%      9.02%      0.26%       9.71%            8.85%       0.86%
MFS(R) Emerging Markets Equity
   Portfolio - Class B                        0.91%          0.25%      0.16%      0.00%       1.32%            0.02%       1.30%
MFS(R) Research International
   Portfolio - Class B                        0.68%          0.25%      0.07%      0.00%       1.00%            0.05%       0.95%
Morgan Stanley Mid Cap Growth
   Portfolio - Class B                        0.65%          0.25%      0.07%      0.00%       0.97%            0.01%       0.96%
Oppenheimer Global  Equity
  Portfolio - Class B                         0.67%          0.25%      0.09%      0.00%       1.01%            0.02%       0.99%
PIMCO Inflation Protected Bond
   Portfolio - Class B                        0.47%          0.25%      0.11%      0.00%       0.83%               -        0.83%
PIMCO Total Return Portfolio - Class B        0.48%          0.25%      0.03%      0.00%       0.76%               -        0.76%
Pioneer Fund Portfolio - Class A              0.64%          0.00%      0.04%      0.00%       0.68%            0.03%       0.65%
Pioneer Strategic Income
  Portfolio - Class A                         0.57%          0.00%      0.06%      0.00%       0.63%               -        0.63%
Pyramis(R) Government Income
   Portfolio - Class B                        0.42%          0.25%      0.03%      0.00%       0.70%               -        0.70%
Pyramis(R) Managed Risk
   Portfolio - Class B                        0.45%          0.25%      0.27%      0.48%       1.45%            0.17%       1.28%
Schroders Global Multi-Asset
  Portfolio - Class B                         0.67%          0.25%      0.32%      0.14%       1.38%            0.14%       1.24%
T. Rowe Price Large Cap Value
   Portfolio - Class B                        0.57%          0.25%      0.02%      0.00%       0.84%               -        0.84%
METROPOLITAN SERIES FUND
BlackRock Bond Income
Portfolio - Class E                           0.32%          0.15%      0.04%      0.00%       0.51%            0.00%       0.51%

                                                        DISTRIBUTION              ACQUIRED      TOTAL                      NET TOTAL
                                                           AND/OR                   FUND        ANNUAL      FEE WAIVER      ANNUAL
                                           MANAGEMENT     SERVICE         OTHER    FEES AND   OPERATING   AND/OR EXPENSE  OPERATING
                                               FEE     (12B-1)FEES       EXPENSES  EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                                           ----------   -----------    ---------- ----------  -----------  --------------  ---------
BlackRock Capital Appreciation
   Portfolio - Class A                        0.70%          0.00%      0.03%      0.00%       0.73%            0.01%       0.72%
BlackRock Money Market
  Portfolio - Class E                         0.33%          0.15%      0.02%      0.00%       0.50%            0.01%       0.49%
MetLife Stock Index Portfolio - Class B       0.25%          0.25%      0.03%      0.00%       0.53%            0.01%       0.52%
MFS(R) Total Return Portfolio - Class F       0.55%          0.20%      0.05%      0.00%       0.80%               -        0.80%
MFS(R) Value Portfolio - Class A              0.70%          0.00%      0.03%      0.00%       0.73%            0.13%       0.60%
Neuberger Berman Genesis
  Portfolio - Class B                         0.82%          0.25%      0.04%      0.00%       1.11%            0.01%       1.10%

                                                    DISTRIBUTION                ACQUIRED                                   NET TOTAL
                                                       AND/OR                     FUND     TOTAL ANNUAL    FEE WAIVER       ANNUAL
                                       MANAGEMENT      SERVICE       OTHER      FEES AND    OPERATING     AND/OR EXPENSE   OPERATING
                                           FEE      (12B-1) FEES   EXPENSES     EXPENSES    EXPENSES      REIMBURSEMENT    EXPENSES
                                      ------------  -------------  ----------  ----------  ------------  ---------------  ----------
MET INVESTORS SERIES  TRUST - ASSET
 ALLOCATION PORTFOLIOS CLASS B
MetLife Aggressive
Strategy Portfolio                       0.09%          0.25%      0.01%       0.72%          1.07%                  -        1.07%
METROPOLITAN SERIES  FUND  -  ASSET
  ALLOCATION PORTFOLIOS  -  CLASS B
MetLife Conservative
Allocation Portfolio                     0.09%          0.25%      0.02%       0.54%          0.90%               0.01%       0.89%
MetLife Conservative to
Moderate
   Allocation Portfolio                  0.07%          0.25%      0.01%       0.58%          0.91%               0.00%       0.91%
MetLife Moderate Allocation Portfolio    0.06%          0.25%      0.00%       0.63%          0.94%               0.00%       0.94%
MetLife Moderate to Aggressive
   Allocation Portfolio                  0.06%          0.25%      0.01%       0.67%          0.99%               0.00%       0.99%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS  -  SERVICE CLASS

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:

CONTRAFUND(R) PORTFOLIO

INVESTMENT OBJECTIVE: The Contrafund(R) Portfolio seeks long-term capital appreciation.

SUBADVISER: FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST  -  CLASS 2

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I or Class II portfolios are available under the contract:

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO  -  CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO - CLASS II

INVESTMENT OBJECTIVE: The ClearBridge Variable Equity Income PortfolioI seeks a high level of current income. Long-term capital appreciation is a secondary objective.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO  -  CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital.Current income is a secondary objective.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

SUBADVISER: ClearBridge Investments, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST  -  CLASS I

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return,consistent with the preservation of capital.

SUBADVISER: Western Asset Management Company, Western Asset Management Company Limited, and Western Asset Management Company Pte. Ltd.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. The following portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO  -  CLASS B

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

SUBADVISER: AllianceBernstein L.P.

AQR GLOBAL RISK BALANCED PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

SUBADVISER: AQR Capital Management, LLC

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

SUBADVISER: BlackRock Financial Management, Inc.

BLACKROCK LARGE CAP CORE PORTFOLIO - CLASS E

INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

SUBADVISER: BlackRock Advisors, LLC

CLARION GLOBAL REAL ESTATE PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

SUBADVISER: CBRE Clarion Securities LLC

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

SUBADVISER: ClearBridge Investments, LLC

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

SUBADVISER: Invesco Advisers, Inc.

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INVESCO COMSTOCK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

SUBADVISER: Invesco Advisers, Inc.

INVESCO SMALL CAP GROWTH PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

SUBADVISER: Invesco Advisers, Inc.

JANUS FORTY PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

SUBADVISER: Janus Capital Management LLC

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

SUBADVISER: J.P. Morgan Investment Management Inc.

JPMORGAN SMALL CAP VALUE PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.

SUBADVISER: J.P. Morgan Investment Management Inc.

LORD ABBETT MID CAP VALUE PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

SUBADVISER: Lord, Abbett & Co. LLC

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

SUBADVISER: Franklin Advisers, Inc.

METLIFE BALANCED PLUS PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

SUBADVISER: Pacific Investment Management Company LLC

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

SUBADVISER: MetLife Investment Management, LLC

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

MORGAN STANLEY MID CAP GROWTH PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

SUBADVISER: Morgan Stanley Investment Management Inc.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

SUBADVISER: OppenheimerFunds, Inc.

PIMCO INFLATION PROTECTED BOND PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

SUBADVISER: Pacific Investment Management Company LLC

PIMCO TOTAL RETURN PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

SUBADVISER: Pacific Investment Management Company LLC

PIONEER FUND PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

SUBADVISER: Pioneer Investment Management, Inc.

PIONEER STRATEGIC INCOME PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

SUBADVISER: Pioneer Investment Management, Inc.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SUBADVISER: Pyramis Global Advisors, LLC

PYRAMIS(R) MANAGED RISK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Pyramis(R) Managed Risk Portfolio seeks total return.

SUBADVISER: Pyramis Global Advisors, LLC

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

SUBADVISER: Schroder Investment Management North America Inc.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

SUBADVISER: T. Rowe Price Associates, Inc.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO - CLASS E

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK CAPITAL APPRECIATION PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK MONEY MARKET PORTFOLIO - CLASS E

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

SUBADVISER: BlackRock Advisors, LLC

METLIFE STOCK INDEX PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

SUBADVISER: MetLife Investment Management, LLC

MFS(R) TOTAL RETURN PORTFOLIO - CLASS F

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

SUBADVISER: Massachusetts Financial Services Company

MFS(R) VALUE PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

NEUBERGER BERMAN GENESIS PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

SUBADVISER: Neuberger Berman Management LLC

MET INVESTORS SERIES TRUST  -  ASSET ALLOCATION PORTFOLIOS  -  CLASS B

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio is available under the contract:

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS - CLASS B

In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative Allocation Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative to Moderate Allocation Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate to Aggressive Allocation Portfolio seeks growth of capital.